Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (31)	$ 7	$ 29
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member] | Futures and Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	101	186	(122)
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	331	191	287
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	226	139	384
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(140)	(33)
Asset and Liability Management Positions [Member] | Foreign Exchange Forward Contracts [Member] | Commercial Products Revenue [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(14)	108	(29)
Asset and Liability Management Positions [Member] | Equity Contracts [Member] | Compensation Expense [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	1	(1)	2
Asset and Liability Management Positions [Member] | Credit Contracts [Member] | Other Noninterest Income [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	1	2
Asset and Liability Management Positions [Member] | Other Derivatives [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(39)		(43)
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(5)	3
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(708)	360	686
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	769	(320)	(652)
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Futures [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(6)	1
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial Products Revenue [Member] | Forwards, Spots and Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	88	74	66
Customer-Related Positions [Member] | Foreign Exchange Option [Member] | Commercial Products Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (1)	$ 2	$ 1